Taxation - Schedule of Income Tax Benefit (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current:
United Kingdom	$ 4,554	$ (4,924)	$ (3,447)
United States	913	2,235	2,247
Foreign Other	30,576	27,740	22,348
Total	36,043	25,051	21,148
Deferred:
United Kingdom	20,248	(5,667)	15,764
United States	71,553	(12,020)	11,395
Foreign Other	(17,398)	(15,500)	(7,467)
Total	74,403	(33,187)	19,692
Tax expense / (benefit) / Effective tax rate, Amount	$ 110,446	$ (8,136)	$ 40,840